Schedule of Estimated Useful Lives for Finite Life Intangible Assets (Details)	Feb. 29, 2024
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Software Licenses [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 months
Software Licenses [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years